Non-financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Property, Plant and Equipment
a.	Property, plant and equipment

(in U.S. dollars, in thousands)	Plant and Equipment	Office Furniture and Equipment	Computer Hardware and Software	Total
Year Ended June 30, 2018
Opening net book amount	751	547	516	1,814
Additions	16	2	176	194
Exchange differences	(1)	(1)	(12)	(14)
Disposals	—	—	(1)	(1)
Depreciation charge	(460)	(134)	(315)	(909)
Closing net book value	306	414	364	1,084

As of June 30, 2018
Cost	4,152	1,249	3,199	8,600
Accumulated depreciation	(3,846)	(835)	(2,835)	(7,516)
Net book value	306	414	364	1,084

Year Ended June 30, 2019
Opening net book amount	306	414	364	1,084
Additions	114	102	107	323
Exchange differences	1	(5)	(13)	(17)
Disposals	—	(2)	—	(2)
Depreciation charge	(217)	(133)	(212)	(562)
Closing net book value	204	376	246	826

As of June 30, 2019
Cost	4,207	1,304	3,023	8,534
Accumulated depreciation	(4,003)	(928)	(2,777)	(7,708)
Net book value	204	376	246	826

Summary of Intangible Assets
b.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2018
Opening net book amount	134,453	1,898	427,779	22,220	586,350
Exchange differences	—	(3)	—	—	(3)
Amortization charge	—	(125)	—	(1,616)	(1,741)
Closing net book amount	134,453	1,770	427,779	20,604	584,606

As of June 30, 2018
Cost	134,453	2,749	489,698	23,999	650,899
Accumulated amortization	—	(979)	—	(3,395)	(4,374)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,770	427,779	20,604	584,606

Year Ended June 30, 2019
Opening net book amount	134,453	1,770	427,779	20,604	584,606
Additions	—	100	—	—	100
Exchange differences	—	(4)	—	1	(3)
Amortization charge	—	(122)	—	(1,455)	(1,577)
Closing net book amount	134,453	1,744	427,779	19,150	583,126

As of June 30, 2019
Cost	134,453	2,822	489,698	23,999	650,972
Accumulated amortization	—	(1,078)	—	(4,849)	(5,927)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,744	427,779	19,150	583,126

Summary of Carrying Value of In Process Research and Development Acquired by Product	Carrying value of in-process research and development acquired by product

	As of June 30,
(in U.S. dollars, in thousands)	2019	2018
Cardiovascular products	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions	70,730	70,730
Osiris MSC products	102,698	102,698
	427,779	427,779

Summary of Provisions

	As of			As of
	June 30, 2019			June 30, 2018
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	1,033	46,501	47,534	724	41,346	42,070
Employee benefits	4,231	86	4,317	4,358	101	4,459
Provision for license agreements	2,000	1,742	3,742	—	1,509	1,509
	7,264	48,329	55,593	5,082	42,956	48,038

Summary of Deferred Tax Balances

(i) Deferred tax balances

(in U.S. dollars, in thousands)	2019	2018
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	61,742	55,904
Other temporary differences	3,687	669
Total deferred tax assets	65,429	56,573

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	76,553	76,652
Total deferred tax liabilities	76,553	76,652
Net deferred tax liabilities	11,124	20,079

Deferred tax assets expected to be settled within 12 months	—	—
Deferred tax assets expected to be settled after 12 months	65,429	56,573

Deferred tax liabilities expected to be settled within 12 months	99	147
Deferred tax liabilities expected to be settled after 12 months	76,454	76,505

Schedule of Movements Related to Deferred Tax Assets and Liabilities

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2017	(74,660)	(3,566)	127,519	49,293
Reclassifications	1,473	—	—	1,473
Charged/(credited) to:
- profit or loss	17,283	2,897	(50,867)	(30,687)
As of June 30, 2018	(55,904)	(669)	76,652	20,079
Charged/(credited) to:
- profit or loss	(5,838)	(3,018)	(99)	(8,955)
As of June 30, 2019	(61,742)	(3,687)	76,553	11,124

(1)	Deferred tax assets are netted against deferred tax liabilities.

Schedule of Deferred Consideration

(in U.S. dollars, in thousands)	2019	2018
Opening balance	—	—
Up-front milestone receivable recognized during the period	20,000	—
Amount recognized as revenue in the period	(10,000)	—
Balance as of the end of the period	10,000	—